Condensed Interim Consolidated Statement of Operations - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Condensed Interim Consolidated Statement of Operations
Revenue, net	$ 65,193,515	$ 62,266,387
Voyage expenses	(23,662,392)	(27,250,124)
Vessel operating expenses	(15,686,154)	(16,838,288)
Depreciation	(7,854,959)	(8,230,492)
Amortization of deferred drydock expenditure	(1,285,342)	(1,138,763)
General and administrative expenses
Corporate	(3,985,678)	(3,583,173)
Commercial and chartering	(867,387)	(1,056,621)
Loss on sale of vessel	0	(6,569,763)
Interest expense and finance costs	(5,446,621)	(6,957,660)
Interest income	144,202	238,338
Income / (loss) before taxes	6,549,184	(9,120,159)
Income tax	(30,503)	(33,620)
Net income / (loss) and comprehensive income / (loss)	$ 6,518,681	$ (9,153,779)
Earnings / (loss) per share, basic	$ 0.20	$ (0.28)
Weighted average number of shares outstanding, basic	33,196,917	33,097,831
Earnings / (loss) per share, diluted	$ 0.20	$ (0.28)
Weighted average number of shares outstanding, diluted	33,317,114	33,097,831